Employee Benefit Plans - Fair Values Of Our Pension Plan Assets (Parenthetical) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of participating interest in debt security	$ 144	$ 92
Net receivables related to security transactions	$ 19	$ 15